Business Combination, Significant Transaction and Sale of Business (Details 8) - OnTarget Group Inc [Member] $ in Thousands	Feb. 28, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets excluding cash acquired	$ 444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$ 12,456